Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes

The domestic and foreign components of loss before income taxes and provision for income taxes were as follows:

	Years ended
	December 31, 2019 $	December 31, 2018 $
Loss before income taxes
Domestic	(55,507)	(55,537)
Foreign	(40,308)	(9,016)
	(95,815)	(64,553)

Current income tax expense
Domestic	63,120	—
Foreign	1,850	—
	64,970	—
Deferred income tax recovery
Domestic	(14,351)	—
Foreign	(21,592)	—
	(35,943)	—

Provision for income taxes	29,027	—

The reconciliation of the expected income tax recovery to the actual provision for income taxes reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2019 and 2018 is as follows:

	Years ended
	December 31, 2019 $	December 31, 2018 $
Loss before income taxes	(95,815)	(64,553)
Expected income tax recovery at Canadian statutory income tax rate of 26.51% (2018 - 26.51%)	(25,400)	(17,113)
Permanent differences	74,024	16,057
Foreign tax rate differential	1,770	1,726
Tax credits earned during the year	(1,571)	—
Other items	(1,468)	(88)
Change in valuation allowance	(18,328)	(582)
Provision for income taxes	29,027	—

The Company assesses whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a ‘‘more-likely-than-not’’ standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income, and tax planning strategies that could be implemented to realize the deferred tax assets.
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31, 2019 $	December 31, 2018 $
Deferred tax assets
Tax loss carryforwards	59,407	19,540
Temporary differences on capital and intangible assets	44,445	2,366
Stock-based compensation expense	11,324	6,427
Accruals and reserves	10,397	8,384
Share issuance costs	6,590	8,011
Temporary differences related to lease assets and liabilities	4,526	—
Investment tax credits	694	5,833
Valuation allowance	(89,363)	(46,343)
Total deferred tax assets	48,020	4,218

Deferred tax liabilities
Temporary differences on intangible assets	(35,967)	(5,350)
Other deferred tax liabilities	(1,374)	—
Total deferred tax liabilities	(37,341)	(5,350)

Net deferred tax assets (liabilities)	10,679	(1,132)

In July 2019, the Company formally established its EMEA headquarters in Ireland and its Asia-Pacific headquarters in Singapore. As a result of these actions, the Company transferred regional relationship and territory rights from its Canadian entity to enable each regional headquarters to develop and maintain merchant and commercial operations within its respective region, while keeping the ownership of all of the Company's current developed technology within Canada. These transfers reflect the growing proportion of the Company's business occurring internationally and resulted in a one-time capital gain. As a result of the capital gain, ongoing operations, the recognition of deferred tax assets and liabilities, and the utilization of all applicable credits and other tax attributes, including loss carryforwards, the Company has a provision for income taxes of $29,027 in the year ended December 31, 2019.

During the year ended December 31, 2019, the Company released some of its valuation allowance against its deferred tax assets in Canada, the United States, and Sweden. In the third quarter of 2019, the Company released a portion of its valuation allowance against its Canadian deferred tax assets as a result of the capital gain from the transfer of the regional relationship and territory rights. In the United States, as a result of the acquisition of 6RS the Company released a portion of its valuation allowance during its fourth quarter against deferred tax assets on its United States net operating losses.

The Company has provided for deferred income taxes for the estimated tax cost of distributable earnings of its subsidiaries of $292.
The Company had no material uncertain income tax positions for the years ended December 31, 2019 and 2018. The Company's accounting policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. In the years ended December 31, 2019 and 2018, there was no interest or penalties related to uncertain tax positions.

The Company remains subject to audit by the relevant tax authorities for the years ended 2012 through 2019.

Investment tax credits, which are earned as a result of qualifying R&D expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

As at December 31, 2019 and 2018, the Company had unused non-capital tax losses of approximately $209,759 and $53,941 respectively. Of the December 31, 2019 balance, $150,707 of the non-capital tax losses do not expire, while the remaining non-capital losses of $59,052 are due to expire between 2033 and 2039. The Company has U.S. state losses of $298,998 as at December 31, 2019 (December 31, 2018 - $116,026). There is no SR&ED expenditure pool balance as at December 31, 2019 (December 31, 2018 - $9,575). In addition, at December 31, 2019 and 2018, the Company had investment tax credits of $2,111 and $4,179, respectively. The investment tax credits are due to expire between 2035 and 2039.